Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Option Awards
In response to Item 402(x)1 of Regulation
S-K,
the Company does not grant stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines that it will utilize these types of awards in the future, the compensation committee will evaluate the appropriate steps to take in relation to the foregoing.